UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:         811-8002
                                      ------------------------

                            KOREA EQUITY FUND, iNC.

------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712

-----------------------------------------------------------------------
(Address of principal executive offices)

                                Yasushi Suzuki
                            Korea Equity Fund, Inc.
                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
-----------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 833-0018
                                                    --------------

Date of fiscal year end:         October 31
                         ----------------------------

Date of reporting period:           May 1, 2004 - July 31, 2004
                          ---------------------------------------------

Item 1.  Schedule of Investments


                                                     KOREA EQUITY FUND, INC.
                                                     SCHEDULE OF INVESTMENTS
                                              IN SECURITIES OF UNAFFILIATED ISSUERS
                                                          July 31, 2004


                                                                                                                            % of
                                                                                                   Market    Unrealized      Net
                                                                         Shares         Cost        Value  Gain or Loss   Assets
                                                                         ------         ----        -----  ------------   ------
KOREAN COMMON STOCKS
Automotive Equipment and Parts
Halla Climate Control Company......................................      30,000     $241,843     $230,868      ($10,975)     0.5
 Radiators, air-control devices, and air-conditioning units
Hyundai Mobis......................................................      31,750     $909,058   $1,335,699      $426,641      3.2
 Automotive service components
Hyundai Motor Co., Ltd.............................................      78,200    2,088,361    2,901,992       813,631      6.9
Kia Motors.........................................................      72,000      586,698      560,239       (26,459)     1.3
                                                                                     -------      -------       --------     ---
 Automobiles and autoparts
Total Automotive Equipment and Parts...........................................    3,825,960    5,028,798     1,202,838     11.9
                                                                                   ---------    ---------     ---------     ----

Banking and Financial Services
Hana Bank..........................................................     137,200    2,647,155    2,604,395       (42,760)     6.1
 Commercial bank
Kookmin Bank.......................................................      68,108    2,635,095    1,872,315      (762,780)     4.4
 Commercial bank
Shinhan Financial Group Co., Ltd...................................      86,000    1,290,751    1,253,784       (36,967)     3.0
                                                                                   ---------    ---------       --------     ---
 Consumer and commercial-related financial services
Total Banking and Financial Services...........................................    6,573,001    5,730,494      (842,507)    13.5
                                                                                   ---------    ---------      ---------    ----

Chemicals and Pharmaceuticals
Honam Petrochemical Corporation ...................................      23,000      687,366      824,027       136,661      1.9
                                                                                     -------      -------       -------      ---
Petrochemicals

Consumer Electronics
LG Electronics Inc.................................................      14,700      631,595      612,133       (19,462)     1.4
 Digital display equipment
KH Vatec Co., Ltd..................................................      19,000      805,097      575,118      (229,979)     1.4
 Electronic components
Samsung Electronics Co., Ltd.......................................      23,878    4,674,011    8,514,003     3,839,992     20.1
 Consumer electronics, computers, and telecommunications
Sekonix Co., Ltd...................................................      30,000      611,286      333,476      (277,810)     0.8
                                                                                     -------      -------      ---------     ---
 Optical lenses, optical filters, charge coupled devices and projection TV lenses
Total Consumer Electronics.....................................................    6,721,989   10,034,730     3,312,741     23.7
                                                                                   ---------   ----------     ---------     ----

Electrical Machinery
Amotech Co., Ltd...................................................      44,900      740,677      570,128      (170,549)     1.3
 Electronic components
Interflex Co., Ltd.................................................      22,000      569,152      448,653      (120,499)     1.1
 Printed circuit boards
Samsung SDI Co., Ltd...............................................      13,940    1,392,568    1,305,199       (87,369)     3.1
                                                                                   ---------    ---------       --------     ---
 Cathode ray tubes for televisions and computer monitors
Total Electrical Machinery                                                         2,702,397    2,323,980      (378,417)     5.5
                                                                                   ---------    ---------      ---------     ---
Food and Beverages
Nhong Shim Co., Ltd................................................       7,883     $484,080   $1,553,682    $1,069,602      3.7
 Instant noodles
Orion Corp.........................................................      19,600    1,279,985    1,240,188       (39,797)     2.9
                                                                                   ---------    ---------      --------      ---
 Snacks distributor
Total Food and Beverages.......................................................    1,764,065    2,793,870     1,029,805      6.6
                                                                                   ---------    ---------     ---------      ---


                                                                                                                            % of
                                                                                                   Market    Unrealized      Net
                                                                         Shares         Cost        Value  Gain or Loss   Assets
                                                                         ------         ----        -----  ------------   ------




                                                     KOREA EQUITY FUND, INC.
                                                     SCHEDULE OF INVESTMENTS
                                              IN SECURITIES OF UNAFFILIATED ISSUERS
                                                          July 31, 2004

Iron and Steel
POSCO..............................................................      27,400    2,837,569    3,736,896       899,327      8.8
                                                                                   ---------   ----------      --------      ---
 Hot and cold rolled steel products

Miscellaneous Manufacturing
Hankook Tire Co., Ltd..............................................     188,000    1,059,964    1,416,229       356,265      3.3
 Radial tires, batteries and aluminum alloy wheels
KT&G Corp..........................................................       8,000      195,046      192,219       (2,827)      0.5
KT&G Corp. - 144A GDR *............................................      80,000      933,845      950,400        16,555      2.2
                                                                                     -------     --------       -------      ---
 Cigarettes and other tobacco products
Total Miscellaneous Manufacturing..............................................    2,188,855    2,558,848       369,993      6.0
                                                                                   ---------   ----------      --------      ---

Oil and Gas
S-Oil Corporation..................................................      14,900      611,923      657,409        45,486      1.6
                                                                                     -------     --------       -------      ---
 Petroleum and related products

Retail
Shinsegae Co., Ltd.................................................       4,860      945,904    1,132,407       186,503      2.7
                                                                                     -------   ----------      --------      ---
 Department store chain

Services
Cheil Communications Inc...........................................       4,800      697,152      611,543      (85,609)      1.4
 Advertising
Daelim Industrial Co., Ltd                                               22,000      587,043      617,016        29,973      1.5
 Civil engineering, architectural and plant construction
LG Engineering & Construction Corp.................................      15,000      236,508      230,868       (5,640)      0.5
 Contracts civil engineering and achitectural works
Samsung Fire & Marine Insurance Co., Ltd...........................      17,050    1,136,749      953,459      (183,290)     2.3
                                                                                   ---------     --------     ---------      ---
 Non-life insurance
Total Services.................................................................    2,657,452    2,412,886      (244,566)     5.7
                                                                                   ---------   ----------     ---------      ---

Telecommunications
SK Telecom Co., Ltd................................................      14,360    2,882,780    1,952,321      (930,459)     4.6
                                                                                   ---------   ----------     ---------      ---
 Mobile telecommunications and paging services

Utilities
Korea Electric Power Corp..........................................      14,000      246,239      235,229       (11,010)     0.6
                                                                                     -------     --------      --------      ---
 Power supplier
TOTAL KOREAN COMMON STOCKS.....................................................  $34,645,500  $39,421,895    $4,776,395     93.1
                                                                                 ----------- ------------   -----------     ----


KOREAN PREFERRED STOCKS
Automotive Equipment and Parts
Hyundai Motor Co., Ltd. PFD........................................      66,000      811,219    1,478,581       667,362      3.5
 Passenger cars, trucks, autoparts, and commercial vehicles

Consumer Electronics
Samsung Electronics Co., Ltd  PFD. +...............................       4,530      720,579    1,115,554       394,975      2.6
                                                                                     -------   ----------      --------      ---
 Consumer electronics, computers, and telecommunications
TOTAL KOREAN PREFERRED STOCKS..................................................   $1,531,798   $2,594,135    $1,062,337      6.1
                                                                                  ----------  -----------   -----------      ---




                                                     KOREA EQUITY FUND, INC.
                                                     SCHEDULE OF INVESTMENTS
                                              IN SECURITIES OF UNAFFILIATED ISSUERS
                                                          July 31, 2004

                                                                      Prinicpal                    Market    Unrealized      Net
                                                                         Amount         Cost        Value  Gain or Loss   Assets
                                                                         ------         ----        -----  ------------   ------
INVESTMENTS IN FOREIGN CURRENCY
Citibank-Seoul
  Non- interest bearing account....................................KRW 29,481            $25          $25            $0      0.0
                                                                                         ---          ---            --      ---
TOTAL INVESTMENTS IN FOREIGN CURRENCY..........................................           25           25             0      0.0
                                                                                          --           --             -      ---

TOTAL INVESTMENTS..............................................................  $36,177,323  $42,016,055 $5,838,732 **     99.2
                                                                                 -----------  ----------- -------------     ----

OTHER ASSETS LESS LIABILITIES , NET............................................      349,736      347,407        (2,329)     0.8
                                                                                     -------      -------        -------     ---

NET ASSETS.....................................................................  $36,527,059  $42,363,462    $5,836,403    100.0
                                                                                 ===========  ===========    ==========    =====



+  Non-Income Producing Security
*  Restricted Security. Acquisition date: 5/6/04; carrying value:
   $11.88/share; cost: $933,845; aggregate value: $950,400 or 2.2% of net assets.
** Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $8,882,973. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $3,044,241.








               Portfolio securities and foreign currency holdings were translated at the following exchange rate as of July 31, 2004.

               Korean won                   KRW       1,169.50  =  $1.00


                                                     KOREA EQUITY FUND, INC.
                                                 SUMMARY SCHEDULE OF INVESTMENTS
                                              IN SECURITIES OF UNAFFILIATED ISSUERS
                                                          July 31, 2004


                                                                                                                            % of
                                                                                                   Market    Unrealized      Net
                                                                         Shares         Cost        Value  Gain or Loss   Assets
                                                                         ------         ----        -----  ------------   ------
KOREAN COMMON STOCKS
Automotive Equipment and Parts
Hyundai Mobis......................................................      31,750     $909,058   $1,335,699      $426,641      3.2
 Automotive service components
Hyundai Motor Co., Ltd.............................................      78,200    2,088,361    2,901,992       813,631      6.9
Kia Motors.........................................................      72,000      586,698      560,239       (26,459)     1.3
                                                                                     -------     --------       --------     ---
 Automobiles and autoparts
Total Automotive Equipment and Parts...........................................    3,584,117    4,797,930     1,213,813     11.3
                                                                                   ---------    ---------     ---------     ----

Banking and Financial Services
Hana Bank..........................................................     137,200    2,647,155    2,604,395       (42,760)     6.1
 Commercial bank
Kookmin Bank.......................................................      68,108    2,635,095    1,872,315      (762,780)     4.4
 Commercial bank
Shinhan Financial Group Co., Ltd...................................      86,000    1,290,751    1,253,784       (36,967)     3.0
                                                                                   ---------    ---------       --------     ---
 Consumer and commercial-related financial services
Total Banking and Financial Services...........................................    6,573,001    5,730,494      (842,507)    13.5
                                                                                   ---------    ---------      ---------    ----

Chemicals and Pharmaceuticals
Honam Petrochemical Corporation....................................      23,000      687,366      824,027       136,661      1.9
                                                                                     -------     --------       -------      ---
 Petrochemicals

Consumer Electronics
LG Electronics Inc.................................................      14,700      631,595      612,133       (19,462)     1.4
 Digital display equipment
KH Vatec Co., Ltd..................................................      19,000      805,097      575,118      (229,979)     1.4
 Electronic components
Samsung Electronics Co., Ltd.......................................      23,878    4,674,011    8,514,003     3,839,992     20.1
                                                                                   ---------    ---------     ---------     ----
 Consumer electronics, computers, and telecommunications
Total Consumer Electronics.....................................................    6,110,703    9,701,254     3,590,551     22.9
                                                                                   ---------    ---------     ---------     ----

Electrical Machinery
Amotech Co., Ltd...................................................      44,900      740,677      570,128      (170,549)     1.3
 Electronic components
Interflex Co., Ltd.................................................      22,000      569,152      448,653      (120,499)     1.1
 Printed circuit boards
Samsung SDI Co., Ltd...............................................      13,940    1,392,568    1,305,199       (87,369)     3.1
                                                                                   ---------    ---------       --------     ---
 Cathode ray tubes for televisions and computer monitors
Total Electrical Machinery.....................................................    2,702,397    2,323,980      (378,417)     5.5
                                                                                   ---------    ---------      ---------     ---

Food and Beverages
Nhong Shim Co., Ltd................................................       7,883      484,080    1,553,682     1,069,602      3.7
 Instant noodles
Orion Corp.........................................................      19,600    1,279,985    1,240,188       (39,797)     2.9
                                                                                   ---------    ---------       --------     ---
 Snacks distributor
Total Food and Beverages.......................................................    1,764,065    2,793,870     1,029,805      6.6
                                                                                   ---------    ---------     ---------      ---




                                                     KOREA EQUITY FUND, INC.
                                                 SUMMARY SCHEDULE OF INVESTMENTS
                                              IN SECURITIES OF UNAFFILIATED ISSUERS
                                                          July 31, 2004


                                                                                                                            % of
                                                                                                   Market    Unrealized      Net
                                                                         Shares         Cost        Value  Gain or Loss   Assets
                                                                         ------         ----        -----  ------------   ------
Iron and Steel
POSCO..............................................................      27,400   $2,837,569   $3,736,896      $899,327      8.8
                                                                                  ----------   ----------      --------      ---
 Hot and cold rolled steel products

Miscellaneous Manufacturing
Hankook Tire Co., Ltd..............................................     188,000    1,059,964    1,416,229       356,265      3.3
 Radial tires, batteries and aluminum alloy wheels
KT&G Corp. ........................................................       8,000      195,046      192,219        (2,827)     0.5
KT&G Corp. - 144A GDR *............................................      80,000      933,845      950,400        16,555      2.2
                                                                                     -------      -------        ------      ---
 Cigarettes and other tobacco products
Total Miscellaneous Manufacturing.                                                 2,188,855    2,558,848       369,993      6.0
                                                                                   ---------    ---------       -------      ---

Oil and Gas
S-Oil Corporation..................................................      14,900      611,923      657,409        45,486      1.6
                                                                                     -------      -------        ------      ---
 Petroleum and related products

Retail
Shinsegae Co., Ltd.................................................       4,860      945,904    1,132,407       186,503      2.7
                                                                                     -------    ---------       -------      ---
 Department store chain

Services
Cheil Communications Inc...........................................       4,800      697,152      611,543       (85,609)     1.4
 Advertising
Daelim Industrial Co., Ltd.........................................      22,000      587,043      617,016        29,973      1.5
 Civil engineering, architectural and plant construction
Samsung Fire & Marine Insurance Co., Ltd...........................      17,050    1,136,749      953,459      (183,290)     2.3
                                                                                   ---------      -------      ---------     ---
 Non-life insurance
Total Services.................................................................    2,420,944    2,182,018      (238,926)     5.2
                                                                                   ---------    ---------      ---------     ---

Telecommunications
SK Telecom Co., Ltd................................................      14,360    2,882,780    1,952,321      (930,459)     4.6
                                                                                   ---------    ---------      ---------     ---
 Mobile telecommunications and paging services

TOTAL KOREAN COMMON STOCKS.....................................................   33,309,624   38,391,454    $5,081,830     90.6
                                                                                  ----------   ----------    ----------     ----


KOREAN PREFERRED STOCKS
Automotive Equipment and Parts
Hyundai Motor Co., Ltd. PFD........................................      66,000      811,219    1,478,581       667,362      3.5
 Passenger cars, trucks, autoparts, and commercial vehicles

Consumer Electronics
Samsung Electronics Co., Ltd  PFD. +...............................       4,530      720,579    1,115,554       394,975      2.6
                                                                                     -------    ---------       -------      ---
 Consumer electronics, computers, and telecommunications
TOTAL KOREAN PREFERRED STOCKS..................................................   $1,531,798   $2,594,135    $1,062,337      6.1
                                                                                  ----------   ----------    ----------      ---



TOTAL INVESTMENTS..............................................................  $34,841,422  $40,985,589 $6,144,167 **     96.8
                                                                                 -----------  ----------- -------------     ----

OTHER ASSETS LESS LIABILITIES , NET............................................    1,685,637    1,377,873      (307,764)     3.2
                                                                                   ---------    ---------      ---------     ---




NET ASSETS.....................................................................  $36,527,059  $42,363,462    $5,836,403    100.0
                                                                                 ===========  ===========    ==========    =====




+  Non-Income Producing Security
*  Restricted Security. Acquisition date: 5/6/04; carrying value:
   $11.88/share; cost: $933,845; aggregate value: $950,400 or 2.2% of net assets.
** Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $8,882,973. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $2,738,806.








               Portfolio securities and foreign currency holdings were translated at the following exchange rate as of July 31, 2004.

               Korean won                   KRW       1,169.50  =  $1.00

Item 2.  Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.



By:      /s/ Yasushi Suzuki
         -----------------------------------
         Yasushi Suzuki, President
         (Principal Executive Officer)

Date:    September 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




By:      /s/ Rita Chopra-Brathwaite
         -----------------------------------
         Rita Chopra-Brathwaite, Treasurer
         (Principal Financial Officer)

Date:    September 29, 2004